SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
At end of financial year	$ 9,409	$ 12,413	$ 18,809
At beginning of financial year		18,809
Amortization charge		6,396	13,200
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		7,918	12,127
At beginning of financial year		12,127
Amortization charge		4,209	10,700
Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		4,140	6,327
At beginning of financial year		6,327
Amortization charge		2,187	2,500
Gross carrying amount [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		62,060	62,060
At beginning of financial year		62,060
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		11,737	11,794
At beginning of financial year		11,794	11,855
Currency realignment		(57)	(61)
Accumulated Depreciation [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		54,142	49,933
At beginning of financial year		49,933	39,233
Amortization charge		4,209	10,700
Accumulated Depreciation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		7,597	5,467
At beginning of financial year		5,467	3,014
Amortization charge		2,187	2,500
Currency realignment		$ (57)	$ (47)